Summary of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 4,409	$ (6,044)	$ (15,442)
Debt termination expense	15,209	8,750
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	5,220	(6,044)	(15,442)
Debt termination expense	$ 15,209	$ 8,750	$ 0